Shareholder Report, Holdings (Details)	Jun. 30, 2024
Schwab US Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%	[1],[2]
Schwab US LargeCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[1],[2]
Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[1],[2]
Schwab ShortTerm US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1],[2]
Schwab US TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1],[2]
Schwab US REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1],[2]
Schwab Variable Share Price Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1],[2]
Schwab US SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1],[2]
Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1],[2]
Schwab International SmallCap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1],[2]
Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[1]
US Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[1]
International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[1]
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab S&P 500 Index Portfolio | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
Schwab S&P 500 Index Portfolio | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[2]
Schwab S&P 500 Index Portfolio | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[2]
Schwab S&P 500 Index Portfolio | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
Schwab S&P 500 Index Portfolio | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Schwab S&P 500 Index Portfolio | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
Schwab S&P 500 Index Portfolio | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Schwab S&P 500 Index Portfolio | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab S&P 500 Index Portfolio | Eli Lilly Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab S&P 500 Index Portfolio | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Schwab S&P 500 Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[3]
Schwab S&P 500 Index Portfolio | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
Schwab S&P 500 Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[3]
Schwab S&P 500 Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
Schwab S&P 500 Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
Schwab S&P 500 Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
Schwab S&P 500 Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
Schwab S&P 500 Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
Schwab S&P 500 Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
Schwab S&P 500 Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
Schwab S&P 500 Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
Schwab Government Money Market Portfolio | 1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	83.20%	[4]
Schwab Government Money Market Portfolio | 8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
Schwab Government Money Market Portfolio | 31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
Schwab Government Money Market Portfolio | 61 to 90 Days
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
Schwab Government Money Market Portfolio | 91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
Schwab Government Money Market Portfolio | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	8.10%	[4]
Schwab Government Money Market Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%
Schwab Government Money Market Portfolio | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Schwab Government Money Market Portfolio | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
Schwab Government Money Market Portfolio | US Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Schwab Government Money Market Portfolio | US Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Government Money Market Portfolio | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Market Portfolio | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
Schwab VIT Balanced Portfolio | Schwab US Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab US LargeCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab ShortTerm US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab US TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab US REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab Variable Share Price Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab US SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1],[2]
Schwab VIT Balanced Portfolio | Schwab International SmallCap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1],[2]
Schwab VIT Balanced Portfolio | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%	[1]
Schwab VIT Balanced Portfolio | US Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[1]
Schwab VIT Balanced Portfolio | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
Schwab VIT Balanced Portfolio | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab VIT Balanced Portfolio | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab VIT Growth Portfolio | Schwab US Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[1],[2]
Schwab VIT Growth Portfolio | Schwab US LargeCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[1],[2]
Schwab VIT Growth Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[1],[2]
Schwab VIT Growth Portfolio | Schwab US REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1],[2]
Schwab VIT Growth Portfolio | Schwab Variable Share Price Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1],[2]
Schwab VIT Growth Portfolio | Schwab US SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1],[2]
Schwab VIT Growth Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1],[2]
Schwab VIT Growth Portfolio | Schwab International SmallCap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1],[2]
Schwab VIT Growth Portfolio | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
Schwab VIT Growth Portfolio | US Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%	[1]
Schwab VIT Growth Portfolio | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[1]
Schwab VIT Growth Portfolio | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab VIT Growth Portfolio | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]

[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Excludes derivatives.
[4]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[5]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	Less than 0.05%